RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	4 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Financial Statements [Abstract]
Summary of restatements of certain amounts in the financial statements
The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses, cash flows or cash.

	As Previously Reported	Adjustments	As Restated
Balance sheet as of October 27, 2020 (audited)
Warrant Liability	$—	$29,954,941	$29,954,941
Ordinary Shares Subject to Possible Redemption	237,680,710	(29,954,941)	207,725,769
Class A Ordinary Shares	123	300	423
Additional Paid-in Capital	5,004,160	(300)	5,003,860

Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$34,974,813	$34,974,813
Ordinary Shares Subject to Possible Redemption	261,549,080	(34,974,813)	226,574,260
Class A Ordinary Shares	135	349	484
Additional Paid-in Capital	5,260,809	5,019,530	10,280,339
Accumulated Deficit	(261,631)	(5,019,872)	(5,281,503)
Shareholders’ Equity	5,000,001	7	5,000,008

Period from August 20, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$(5,019,872)	$(5,019,872)
Net loss	(261,631)	(5,019,872)	(5,281,503)
Basic and diluted net loss per share, Class B	(0.05)	(0.77)	(0.82)